Non-current and current Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Summary of Changes in Provisions
Changes in provisions

($ in millions)	As of Jan. 1, 2020	Additions	Release	Consumption	Currency translation adjustment	Reclassi- fications	As of Dec. 31, 2020
Current	22.5	16.4	(1.7)	(12.5)	1.0	(2.6)	23.0
Non-current	22.2	11.1	(10.3)	(5.2)	0.9	(5.6)	13.2

($ in millions)	As of Jan. 1, 2019	Additions	Release	Consumption	Currency translation adjustment	Reclassi- fications	As of Dec. 31, 2019
Current	15.4	28.5	(6.6)	(1.4)	(0.4)	(13.0)	22.5
Non-current	53.9	10.4	(14.7)	(14.2)	(0.2)	(13.0)	22.2

Summary Provisions by Nature
Provisions by nature

	As of Dec. 31, 2020			As of Dec. 31, 2019
($ in millions)	Current	Non-current	Total	Current	Non-current	Total
Non-tax litigation	0.3	1.2	1.5	0.4	—	0.4
Uncertain tax positions and related interest	9.3	0.0	9.3	7.0	—	7.0
Other operating items	8.6	10.7	19.4	2.5	17.1	19.6
Termination plans, excl. early retirement	—	0.0	0.0	—	0.3	0.3
Other non-operating items	4.7	1.2	6.0	12.6	4.8	17.4

Total	23.0	13.2	36.2	22.5	22.2	44.7